Asset Under Development - Schedule Of Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Extractive Industries Rollforward [Abstract]
Opening asset under development balance	$ 877,838	$ 658,247
Additions	165,847	178,377
Interest costs capitalized	23,895	41,214
Closing asset under development balance	$ 1,067,580	$ 877,838